INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense/(recovery)
United States	$ 28,063	$ 2,700	$ (10,716)
Canada		(11)
Current Tax expense/(recovery)	28,063	2,689	(10,716)
Deferred Tax expense/(recovery)
United States	217,943	148,920	(167,835)
Canada	47,290	(50,165)	(20,425)
Deferred tax expense/(recovery)	265,233	98,755	(188,260)
Income tax expense/(recovery)	$ 293,296	$ 101,444	$ (198,976)